UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22251

Hatteras VC Co-Investment Fund II, LLC
 (Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340
Raleigh, North Carolina 27615
 (Address of principal executive offices) (Zip code)

David B. Perkins
6601 Six Forks Road, Suite 340
Raleigh, North Carolina 27615
 (Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS
March 31, 2015
(Unaudited)

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS' CAPITAL PERCENTAGES AS FOLLOWS:

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members' Capital

Private Company:

Consumer:
Ooma, Inc. [a,b]
Palo Alto, California
162,287 shares of Series
Alpha Preferred Stock	Oct. 2009	371,317	1,007,799	10.09%

Sonim Technologies, Inc. [a,b]
San Mateo, California
180,208 shares of
Series B Preferred Stock	Nov. 2009	167,180	141,946	1.42%

Sonim Technologies, Inc. [a,b]
San Mateo, California
586,599 shares of
Series A Preferred Stock	Nov. 2012	174,794	462,050	4.62%
Total Consumer		713,291	1,611,795	16.13%

Healthcare:
Clinipace, Inc. [a,b]
Raleigh, North Carolina
3,816,881 shares of
Series C Preferred Stock	Sep. 2011	500,000	1,381,940	13.83%

Medical Technology:
Lineagen, Inc. [a,b]
Salt Lake City, Utah
12,000 shares of
Common stock	Jul. 2011	-	12,000	0.12%

Lineagen, Inc. [a,b]
Salt Lake City, Utah
336,117 shares of
Series B Preferred Stock	Jul. 2011	300,000	336,117	3.36%

Lineagen, Inc. [a,b]
Salt Lake City, Utah
150,000 shares of
Series C Preferred Stock	Nov. 2013	150,000	150,000	1.51%
Total Medical Technology		450,000	498,117	4.99%

Semiconductor:
GainSpan Corporation [a,b]
San Jose, California
312,500 shares of
Series C Preferred Stock	Sep. 2011	250,000	312,500	3.13%

GainSpan Corporation [a,b]
San Jose, California
156,292 shares of
Series D Preferred Stock	Jun. 2012	140,663	156,292	1.56%

GainSpan Corporation [a,b]
San Jose, California
70,263 shares of
Series E Preferred Stock	Jan. 2014	69,896	70,263	0.70%

GainSpan Corporation [b]
San Jose, California
Convertible Promissory Note
Principal of $21,285,
3.00%, 6/30/2015	Dec. 2014	21,285	21,924	0.22%

GainSpan Corporation [b]
San Jose, California
Convertible Promissory Note
Principal of $14,190,
3.00%, 6/30/2015	Jan. 2015	14,190	14,616	0.15%

Luxtera, Inc. [a,b]
Carlsbad, California
2,203,210 shares of
Series C Preferred Stock	Apr. 2012	301,413	106,304	1.06%

Magnum Semiconductor, Inc. [a,b]
Milpitas, California
134,219 shares of
Series E-1 Preferred Stock	Jun. 2010	161,063	161,063	1.61%

Magnum Semiconductor, Inc. [b]
Milpitas, California
Convertible Promissory Note
Principal of $2,207,
8.00%, 12/31/2015	Oct. 2013	2,207	2,465	0.03%

Quantenna Communications, Inc. [a,b]
Fremont, California
1,893,223 shares of
Series D Preferred Stock	Apr. 2010	150,000	513,840	5.14%

Quantenna Communications, Inc. [a,b]
Fremont, California
673,734 shares of
Series E Preferred Stock	Oct. 2010	75,000	182,858	1.83%

Quantenna Communications, Inc. [a,b]
Fremont, California
256,158 shares of
Series F-1 Preferred Stock	Nov. 2011	39,084	69,524	0.70%

Quantenna Communications, Inc. [a,b]
Fremont, California
323,534 shares of
Series G Preferred Stock	Feb. 2014	87,581	87,810	0.88%
Total Semiconductor		1,312,382	1,699,459	17.01%

Software:
Clustrix, Inc. [a,b]
San Fransisco, California
9,667 shares of
Common Stock	Dec. 2010	250,001	-	0.00%

KnowledgeTree, Inc. [a,b]
Raleigh, North Carolina
59,695 shares of
Series B Preferred Stock	Jun. 2012	250,002	250,002	2.50%

KnowledgeTree, Inc. [a,b]
Raleigh, North Carolina
9,425 shares of
Series B1 Preferred Stock	Jan. 2014	104,083	105,524	1.06%

Kontiki, Inc. [a,b]
Sunnyvale, California
45,670 shares of
Common Stock	Jan. 2012	-	22,264	0.22%

Kontiki, Inc. [a,b]
Sunnyvale, California
333,334 shares of
Series B Preferred Stock	Jul. 2010	250,000	130,000	1.30%

Kontiki, Inc. [a,b]
Sunnyvale, California
837,247 shares of
Series C Preferred Stock	Jan. 2012	297,310	326,527	3.27%

Posit Science Corporation [a,b]
San Francisco, California
2,415,460 shares of
Common Stock	Dec. 2009	200,000	75,245	0.75%

Posit Science Corporation [a,b]
San Francisco, California
642,875 shares of
Series AA Preferred Stock	Sep. 2010	11,893	20,026	0.20%

Sailthru, Inc. [a,b]
New York, New York
171,141 shares of
Series A Preferred Stock	Sep. 2011	299,999	1,006,482	10.08%

Univa Corporation [a,b]
Austin, Texas
939,541 shares of
Series I Preferred Stock	Oct. 2010	432,114	760,168	7.61%

Univa Corporation [b]
Austin, Texas
Convertible Promissory Note
Principal of $22,616,
8.00%, 01/31/2017	May 2014	22,616	24,169	0.24%
Total Software		2,118,018	2,720,407	27.23%

Total Private Company		5,093,691	7,911,718	79.19%

Short-Term Investments:

Federated Prime Obligations Fund #10, 0.03% [c]		1,706,731	1,706,731	17.08%

Total Short-Term Investments		1,706,731	1,706,731	17.08%

Total Investments (United States)		6,800,422	9,618,449	96.27%

Other Assets in Excess of Liabilities			372,865	3.73%

Members' Capital			$9,991,314	100.00%

[a]	Non-income producing.
[b]	Portfolio holdings are subject to substantial restrictions as to resale.
[c]	The rate shown is the annualized 7-day yield as of March 31, 2015.

The cost and fair value of restricted Private Company Investments are $5,093,691 and $7,911,718, respectively.

The Fund classifies its assets into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table presents the Fund’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Private Company*
Convertible Promissory Notes	$-	$-	$63,174	$63,174
Preferred Stock	-	-	7,739,035	7,739,035
Common Stock	-	-	109,509	109,509
Total Private Company	-	-	7,911,718	7,911,718
Short-Term Investments	1,706,731	-	-	1,706,731
Total	$1,706,731	$-	$7,911,718	$9,618,449

*	All private companies held in the Fund are Level 3 securities. For a detailed break-out of private companies by industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible
	Promissory	Preferred	Common
	Notes	Stock	Stock	Total
Balance as of July 1, 2014	$246,030	$6,819,120	$123,607	$7,188,757
Net Realized Gain (Loss)	264,746	(783,358)	-	(518,612)
Change in Unrealized Appreciation	$(2,366)	$1,588,898	(14,098)	1,572,434
Transfers In/(Out) of Investment Categories*	$(113,847)	$113,847		-
Gross Purchases	$60,757	$72,346	-	133,103
Gross Sales	$(392,146)	$(71,818)	-	(463,964)
Balance as of March 31, 2015	$63,174	$7,739,035	$109,509	$7,911,718

*	Transfer in or out reflect changes in investment categories and are represented by their balance at the beginning of the period.

Change in unrealized appreciation attributable to Level 3 investments held as of the reporting date is $1,572,434.

The following is a summary of quantitative information about significant unobservable inputs used for Level 3 fair value measurements for investments held as of March 31, 2015:

Type of Investment	Fair Value as of March 31, 2015	Valuation Technique	Unobservable Input	Weighted Average	Range	Impact to valuation from an Increase in Input
Convertible Promissory Notes	$129,224	Most Recent Capitalization	Private Financing	N/A	N/A	N/A

Preferred Stock	3,398,471	Market Comparable Companies	Forward Revenue Multiple	2.24x	0.35x – 3.43x	Decrease
			Discount Rate	16.91%	0% - 45%	Increase
	4,274,514	Most Recent Capitalization	Private Financing	N/A	N/A	N/A

Common Stock	75,245	Market Comparable Companies	Forward Revenue Multiple	0.04x	0.0x - 0.38x	Decrease
			Discount Rate	11.7%	0% - 15%	Decrease
	34,264	Most Recent Capitalization	Private Financing	N/A	N/A	N/A
Total Investments	$7,911,718

I Investments in private companies are generally valued using most recent capitalization technique and market comparable companies techniques. The significant unobservable input used in the most recent capitalization technique is private financing. Two significant unobservable inputs used in the market comparable companies technique is the particular type of market multiple relied upon and a discount rate. Different types of multiples (e.g., forward revenue multiple) are relied upon across the Fund’s portfolio. A significant decrease in one of these multiples in isolation would result in a significantly lower fair value measurement. A significant increase in the discount rate in isolation would result in a significantly lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund's convertible promissory notes are the likelihood that cash flows or shares will not be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Fund's preferred and common stock are generally the financial results of privately held entities. If the financial condition of these companies were to deteriorate, or if market comparables were to fall, the value of the preferred stock or common stock in these private companies held by the Fund would be lower.

The Fund's valuation procedures have been approved by and are subject to continued oversight by the Fund's Board of Managers (the “Board”). The valuation procedures are implemented by the Adviser and the Fund's third party administrator, which report to the Board. For third-party information, the Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)            The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)            There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras VC Co-Investment Fund II, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	6/1/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	6/1/15

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	6/1/15

*	Print the name and title of each signing officer under his or her signature.